CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	Aug. 31, 2017
Statement of Financial Position [Abstract]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value (in dollars per share)	$ 0.0008	$ 0.0008
Common stock, shares issued	38,906,742	33,906,742
Common stock, shares outstanding	38,906,742	33,906,742	11,906,742	95,253,840